Cover	12 Months Ended
Apr. 30, 2025
Cover [Abstract]
Document Type	PRER14A
Entity Registrant Name	NETCAPITAL INC.
Entity Central Index Key	0001414767
Amendment Flag	true
Amendment Description	On August 4, 2025, Netcapital Inc. ( “Company,” “Netcapital,” “we,” “us” or “our”) filed its preliminary proxy statement (the “Original Proxy Statement”) for its 2025 annual meeting of stockholders to be held on September 11, 2025. We are filing this Amendment No. 1 to the Original Proxy Statement (the “Amended Proxy Statement”) to amend and restate the “Certain Relationships and Related Party Transactions and Director Independence” section of the Original Proxy Statement in its entirely, as it had inadvertently omitted certain information for the fiscal year ended April 30, 2025. Accordingly, other than the inclusion of an amended and restated “Certain Relationships and Related Party and Director Independence” section in this Amended Proxy Statement, no changes have been made to the Original Proxy Statement. THIS AMENDED PROXY STATEMENT REPLACES AND SUPERCEDES THE ORIGINAL PROXY STATEMENT IN ITS ENTIRETY.